Severance Indemnities and Pension Plans (Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries) (Detail)	Mar. 31, 2022	Mar. 31, 2021
MUAH
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	4.13%	4.17%
Ultimate trend rate	3.77%	3.78%
Other than MUAH
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	6.50%	6.50%
Ultimate trend rate	4.50%	4.50%